Certain Transfers of Financial Assets and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Certain Transfers of Financial Assets and Variable Interest Entities [Abstract]
Asset Transfers in Which the Company has Continuing Economic Involvement

	Year Ended December 31, 2011
(Dollars in millions)	Residential Mortgage Loans	Commercial and Corporate Loans	Student Loans	CDO Securities	Total
Cash flows on interests held	$48	$1	$—	$2	$51
Servicing or management fees	3	10	—	—	13

	Year Ended December 31, 2010
(Dollars in millions)	Residential Mortgage Loans	Commercial and Corporate Loans	Student Loans	CDO Securities	Total
Cash flows on interests held	$66	$4	$8	$2	$80
Servicing or management fees	4	12	1	—	17

	Year Ended December 31, 2009
(Dollars in millions)	Residential Mortgage Loans	Commercial and Corporate Loans	Student Loans	CDO Securities	Total
Cash flows on interests held	$94	$2	$7	$3	$106
Servicing or management fees	5	11	1	—	17

Portfolio Balances and Delinquency Balances Based on 90 Days or More Past Due and Net Charge-offs Related to Managed Portfolio Loans

(Dollars in millions)	Principal Balance		Past Due				Net Charge-offs
	2011	2010	2011		2010		Year Ended December 31

							2011	2010
Type of loan:
Commercial	$55,872	$53,488	$938		$1,904		$663	$988
Residential	46,660	46,521	3,079		3,122		1,257	1,716
Consumer	19,963	15,966	914		649		120	151
Total loan portfolio	122,495	115,975	4,931		5,675		2,040	2,855
Managed securitized loans:
Commercial	1,978	2,244	43		44		—	22
Residential	114,342	120,429	3,310	[1]	3,497	[1]	50	46
Total managed loans	$238,815	$238,648	$8,284		$9,216		$2,090	$2,923
[1]Excludes loans that have completed the foreclosure or short sale process (i.e., involuntary prepayments).